Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
Schedule of Related Parties and their Relationships	The table below sets forth the major related parties and their relationships with the Company as of June 30, 2024 and December 31, 2023, and for the six months ended June 30, 2024 and 2023:
Name of related parties	Relationship with the Company
Fujian Bafang Shengfeng Logistics Co., Ltd (“Fujian Bafang”)	An equity investee of the Company
Fuzhou Tianyu Shengfeng Industrial Co., Ltd (“Fuzhou Tianyu”)	A company controlled by Yongxu Liu, CEO and Chairman of the Company
Fuzhou Tianyu Shengfeng Property Management Co., Ltd (“Fuzhou Tianyu Management”)	A company under the control of a shareholder
Fuzhou Tianyu Yuanmei Catering Co., Ltd (“Fuzhou Tianyu Catering”)	A company under the control of a shareholder
Fujian Desheng Logistics Co., Ltd (“Fujian Desheng”)	A company under the control of a shareholder
Yongxu Liu	The Company’s CEO and Chairman
Yongteng Liu	CEO’s brother
Fuzhou Puhui Technology Co., Ltd	Non-controlling shareholder of Ningde Shengfeng Logistics Co. Ltd.

Schedule of Transactions with Related Parties	Significant transactions with related parties were as follows:
	For the Six Months Ended June 30,
	2024	2023

Transportation services to Fujian Desheng	$116	$-
Total	$116	$-

	For the Six Months Ended June 30,
	2024	2023

Transportation services from Fujian Bafang	$939	$472
Lease services from Fuzhou Tianyu	$108	$109
Lease services from Fuzhou Tianyu Management	$8	$-
Catering services from Fuzhou Tianyu Catering	$1	$-

Schedule of Balances with Related Parties	Significant balances with related parties were as follows:
	As of June 30, 2024	As of December 31, 2023

Due from related parties
Fuzhou Tianyu	$41	$41
Fujian Desheng	-	40
Total	$41	$81
	As of June 30, 2024	As of December 31, 2023

Due to related parties
Fujian Bafang (a)	$1,561	$1,622
Fuzhou Tianyu	155	48
Fuzhou Tianyu Management	35	34
Total	$1,751	$1,704
(a)	On December 10, 2007, the Company entered into an interest-free loan agreement with Fujian Bafang for a principal amount of approximately $1.4 million (RMB 9.6 million). Such loan is due on demand.